Annual Total Returns- Inverse Russell 2000 2x Strategy Fund (Class H) [BarChart] - Class H - Inverse Russell 2000 2x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(23.56%)	(34.68%)	(52.89%)	(18.69%)	(1.62%)	(39.53%)	(26.61%)	18.96%	(38.78%)	(60.03%)